CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Share	Ordinary shares	Additional paid-in capital	Accumulated deficit	Noncontrolling interests	Other comprehensive loss	Total
Balance at the beginning at Jun. 30, 2024	[1]			$ 8	$ 83,394,059	$ (81,731,423)	$ (753,061)		$ 909,583
Balance at the beginning (in shares) at Jun. 30, 2024	[1]			129,306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion convertible debenture into ordinary shares				$ 0	10,545				10,545
Conversion convertible debenture into ordinary shares (in shares)				200
Exercise of warrants				$ 3,542	(3,542)				0
Exercise of warrants (in shares)				11,807
Net loss				$ 0	0	(2,805,331)	(13,742)		(2,819,073)
Balance at the end at Dec. 31, 2024	[1]			$ 3,550	83,401,062	(84,536,754)	(766,803)		(1,898,945)
Balance at the end (in shares) at Dec. 31, 2024	[1]			141,313
Balance at the beginning at Jun. 30, 2025	[1]	$ 58	$ 1	$ 0	92,165,483	(88,265,410)	(735,775)		3,164,357
Balance at the beginning (in shares) at Jun. 30, 2025	[1]	970,185	12,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of Class A Ordinary Shares		$ 20		0	4,201,287				4,201,307
Sales of Class A Ordinary Shares (in shares)		333,333
Additional Class A Ordinary Shares of round-up adjustment for reverse share split				0	0				0
Additional Class A Ordinary Shares of round-up adjustment for reverse share split (in shares)		58
Exercise of warrants		$ 10		0	(10)				0
Exercise of warrants (in shares)		173,324
Deemed dividend attributable to down round feature of warrants				0	9,714,331	(9,714,331)			0
Effects of credit risk change from liabilities measured at fair value				0	0			$ (530,550)	(530,550)
Net loss				0	0	(8,668,885)	29,549		(8,639,336)
Balance at the end at Dec. 31, 2025	[1]	$ 88	$ 1	$ 0	$ 106,081,091	$ (106,648,626)	$ (706,226)	$ (530,550)	$ (1,804,222)
Balance at the end (in shares) at Dec. 31, 2025	[1]	1,476,900	12,800

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026